Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provision

	12.31.2020	12.31.2019
Product warranties (i)	73.9	67.1
Provisions for labor, taxes and civil (ii)	55.4	66.4
Taxes (iii)	34.5	41.7
Post retirement benefits (Note 26)	27.9	11.7
Environmental provision	1.4	0.3
Other	19.6	15.7

	212.7	202.9

Current portion	98.5	103.1
Non-current portion	114.2	99.8

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.

(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 25.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.

Summary of Change in Provision
Change in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Other	Total
At December 31, 2017	101.1	54.2	36.1	41.8	1.8	25.3	260.3

Additions	38.1	24.6	0.6	0.8	2.0	8.0	74.1
Interest	—	5.1	2.9	—	—	—	8.0
Used/payments	(24.9)	(6.4)	(3.3)	(11.2)	—	—	(45.8)
Reversals	(16.2)	(11.8)	(0.2)	—	(1.0)	—	(29.2)
Translation adjustments	(0.1)	(7.3)	(4.4)	—	(0.4)	(12.8)	(25.0)

At December 31, 2018	98.0	58.4	31.7	31.4	2.4	20.5	242.4

Additions	54.2	23.8	—	63.9	2.3	—	144.2
Interest	—	5.2	2.2	—	—	—	7.4
Used/payments	(29.7)	(7.1)	—	(54.0)	(1.7)	(0.4)	(92.9)
Reversals	(43.2)	(10.6)	(1.8)	—	—	—	(55.6)
Translation adjustments	(0.2)	(1.9)	(0.7)	0.4	(0.1)	(0.6)	(3.1)
Reclassification - Liabilities held for sale	(12.0)	(1.4)	(19.7)	—	(2.6)	(3.8)	(39.5)

At December 31, 2019	67.1	66.4	11.7	41.7	0.3	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	4.5	205.1
Interest	—	5.4	3.6	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	19.6	212.7

Summary of Labor, Tax and Civil Provisions

25.1.1	Labor, tax and civil provisions

	12.31.2020	12.31.2019
Tax related
IRPJ (i)	10.8	13.6
PIS and COFINS	4.2	5.3
Social security contributions (ii)	1.8	2.4
Import taxes (iii)	0.6	0.8
Others	0.2	—

	17.6	22.1
Labor related
Plurimas 461/1379 (iv)	6.5	9.6
Reintegration (v)	5.7	6.0
Overtime (vi)	6.2	7.6
Dangerousness (vii)	1.3	1.4
Indemnity (viii)	4.9	4.9
Third parties	1.5	1.5
Others	11.5	12.9

	37.6	43.9
Civil related
Indemnity (ix)	0.2	0.4

	0.2	0.4

	55.4	66.4

Current portion	16.7	21.4
Non-current portion	38.7	45.0

(i)	The Company has obtained an injunction to suspend collection of withholding tax related to values transferred overseas.
(ii)	On September 2, 2020, the Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.

(iii)
Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (
Supremo Tribunal de Justiça
).

(iv)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.
(v)	Suits brought by former employees claiming reinstatement with the Company for various reasons.
(vi)	Requests for payment of alleged differences in relation to overtime.
(vii)	Requests that seek recognition of hazardous activity.
(viii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.
(ix)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.